NORTHBROOK LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road, Suite J5B
                         Northbrook, Illinois 60062-7154



CHARLES M. SMITH, JR.                  Writer's Direct Dial 847 402-1790
Assistant Counsel                                Facsimile: 847 402-3781

                                                    May 7, 2001


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:           Northbrook Variable Annuity Account II ("Registrant")
              File No. 333-38682
              CIK No. 0000864922

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

     (2) Registrant electronically filed the text of the Amendment with the Commission.


Sincerely,


/s/ Charles M. Smith Jr.
------------------------
Charles M. Smith